Non-controlling Interests ("NCI") - Summary of reconciliation of gain on loss of control in subsidiary (Details) - CAD ($)		12 Months Ended
	Dec. 27, 2017	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Non-controlling interest			$ 11,052,812
Acasti
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Investment in Acasti at fair value	$ 6,079,271
Non-controlling interest	2,233,973
Acasti's assets before deconsolidation	(7,143,171)
Acasti's liabilities before deconsolidation	7,613,540
Gain on loss on control of Acasti	$ 8,783,613	$ 506,469